Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of held-to-maturity investments
		Fair Value Measurements as of March 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Commercial paper	$116,658	$—	$(24)	$116,634
State and municipal bonds	15,805	—	(21)	15,784
Corporate bonds and notes	164,847	—	(644)	164,203

Total held-to-maturity investments	$297,310	$—	$(689)	$296,621
		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$—	$(1)	$149,995
Commercial paper	37,963	—	(15)	37,948
Corporate bonds and notes	49,892	—	(63)	49,829

Total held-to-maturity investments	$237,851	$—	$(79)	$237,772

		Fair Value Measurements as of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Held-to-maturity investments
Treasury securities	$149,996	$-	$(1)	$149,995
Commercial paper	37,963	-	(15)	37,948
Corporate bonds and notes	49,892	-	(63)	49,829

Total held-to-maturity investments	$237,851	$-	$(79)	$237,772

Schedule of investment maturity
	March 31, 2021		December 31, 2020
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in thousands)		(in thousands)
Due in one year or less	$144,829	$144,788	$201,881	$201,864
Due after one year through five years	152,481	151,833	35,970	35,908

Total held-to-maturity securities	$297,310	$296,621	$237,851	$237,772

Schedule of investment maturity
	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Due in one year or less	$201,881	$201,864
Due after one year through five years	35,970	35,908

Total held-to-maturity securities	$237,851	$237,772